RELATED PARTY TRANSACTIONS (Details) - Consulting Services - General and Administrative Expenses - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
SuperLuxMia LLC
Related Party Transaction [Line Items]
Transaction amount with Related parties	$ 0	$ 246,115	$ 191,845	$ 386,805	$ 722,000	$ 359,000
CAO
Related Party Transaction [Line Items]
Transaction amount with Related parties	$ 12,500	$ 35,000	$ 47,500	$ 45,000	$ 98,000	$ 28,500